Summary of Significant Account Policies, Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
RESTRICTED CASH AND CASH EQUIVALENTS [ABSTRACT]
Cash and cash equivalents	$ 118,454	$ 127,632	$ 130,208
Restricted cash	2,978	6,558	4,462
Total cash and cash equivalents and restricted cash	$ 121,432	$ 134,190	$ 134,670	$ 141,377